Investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments

4. INVESTMENTS

Available-for-sale Investments

Investments in available-for-sale securities at fair value were as follows for the periods ended (in thousands):

	December 31, 2016				December 31, 2015
Description of the Securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Agency securities	$411,963	$699	$(1,169)	$411,493	$530,981	$757	$(1,216)	$530,522
Corporate securities	842,887	193	(2,114)	840,966	699,060	90	(1,929)	697,221
Municipal securities	9,989	3	(4)	9,988	14,872	14	(8)	14,878
Government securities	445,083	135	(600)	444,618	152,376	9	(340)	152,045

Total	$1,709,922	$1,030	$(3,887)	$1,707,065	$1,397,289	$870	$(3,493)	$1,394,666

The change in net unrealized (losses) gains on available-for-sale securities recorded in Other comprehensive (loss) income includes unrealized (losses) gains that arose from changes in market value of specifically identified securities that were held during the period, gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales, as well as prepayments of available-for-sale investments purchased at a premium. This reclassification has no effect on total comprehensive income or equity and was not material for all periods presented. See Note 16 for more information related to comprehensive income.

The average remaining maturities of the Company’s short-term and long-term available-for-sale investments at December 31, 2016 were approximately six months and two years, respectively.

Realized Gains and Losses on Available-for-sale Investments

For the years ended December 31, 2016 and 2015, the Company had realized gains on the sales of available-for-sale investments of $1.7 million and $0.8 million, respectively. For the years ended December 31, 2016 and 2015, the Company had realized losses on available-for-sale investments of $0.5 million and $1.0 million, respectively, primarily related to sales of these investments during the period. All realized gains and losses related to the sales of available-for-sale investments are included in Other expense, net, in the accompanying consolidated statements of income.

The Company continues to monitor its overall investment portfolio and if the credit ratings of the issuers of its investments deteriorate or if the issuers experience financial difficulty, including bankruptcy, the Company may be required to make adjustments to the carrying value of the securities in its investment portfolio and recognize impairment charges for declines in fair value that are determined to be other-than-temporary.

Unrealized Losses on Available-for-Sale Investments

The gross unrealized losses on the Company’s available-for-sale investments that are not deemed to be other-than-temporarily impaired were $3.9 million and $3.5 million as of December 31, 2016 and 2015, respectively. Because the Company does not intend to sell any of its investments in an unrealized loss position and it is more likely than not that it will not be required to sell the securities before the recovery of its amortized cost basis, which may not occur until maturity, it does not consider the securities to be other-than-temporarily impaired.

Cost Method Investments

The Company held direct investments in privately-held companies of approximately $19.2 million and $19.4 million as of December 31, 2016 and 2015, respectively, which are accounted for based on the cost method and are included in Other assets in the accompanying consolidated balance sheets. The Company periodically reviews these investments for impairment. If the Company determines that an other-than-temporary impairment has occurred, it will write-down the investment to its fair value. The Company determined that certain cost method investments were impaired during 2016, 2015 and 2014 and recorded a total charge of $1.1 million, $3.3 million, and $8.3 million, respectively, which is included in Other expense, net in the accompanying consolidated statements of income. During 2016, 2015 and 2014, certain companies in which the Company held direct investments were acquired by third parties and as a result of these sales transactions the Company recorded gains of $1.7 million, $8.7 million and 2.9 million, respectively, which was included in Other expense, net in the accompanying consolidated statements of income. See Note 5 for more information.